AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

May 22, 2018

1933 ACT FILE NO. 333-194601

1940 ACT FILE NO. 811-22935

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 12	[X]

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 13	[X]

Pax World Funds Series Trust III

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Area Code and Telephone Number)

Joseph F. Keefe
Impax Asset Management LLC
30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth and the State of New Hampshire, on this 22nd day of May, 2018.

PAX WORLD FUNDS SERIES TRUST III (Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, Chief Executive Officer (Principal Executive Officer)	May 22, 2018
/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	May 22, 2018
Adrian P. Anderson*
Adrian P. Anderson	Trustee	May 22, 2018
Anne M. Goggin*
Anne M. Goggin	Trustee	May 22, 2018
D’Anne Hurd*
D’Anne Hurd	Trustee	May 22, 2018
Cynthia Hargadon*
Cynthia Hargadon	Trustee	May 22, 2018
John L. Liechty*
John L. Liechty	Trustee	May 22, 2018
Sallie Krawcheck*
Sallie Krawcheck	Trustee	May 22, 2018
Nancy S. Taylor*
Nancy S. Taylor	Trustee	May 22, 2018

*By:	/s/ Maureen Conley
Maureen Conley As Attorney-in-Fact May 22, 2018

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE